UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/ John Malik             New York, New York      February [_], 2007
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $120,941
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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
                                                      FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CUSIP       CLASS  x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
----------------------------- ----------- --------- --------  -------- --- ---- -------- --------- --------------------------
JK ACQUISITION CORP            47759H106   COM        3647     645500  SH        SOLE       NO     645500
MASTERCARD INC                 57636Q104   CL A      33743     342600  SH        SOLE       NO     342600
SHANGHAI CENTURY ACQUISIT CO   G80637104   SHS         138      18900  SH        SOLE       NO      18900
GRUPO TELEVISA SA DE SV        40049J206   SP ADR     8457     313100  SH        SOLE       NO     313100
                                           REP ORD
WILLIS GROUP HOLDINGS LTD      G96655108   SHS       74957    1887600  SH        SOLE       NO    1887600